Share and Other Capital - Disclosure of Change in Stock Options Issued (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 Employee Period $ / shares	Dec. 31, 2019 Employee Period $ / shares
Employee Stock Option USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the period, Number (in shares) | Period	741,116	727,816
Granted, Number (in shares) | Employee		185,000
Exercised, Number (in shares) | Employee		(64,850)
Canceled/Forfeited, Number (in shares) | Employee	(330,350)	(6,000)
Expired, Number (in shares) | Employee	(84,366)	(100,850)
Balance - End of the period, Number (in shares) | Period	326,400	741,116
Balance - Beginning of the period, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 3.61	$ 4.07
Granted, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		1.07
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		2.75
Canceled/Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	2.14	13.39
Expired, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	15.51	2.24
Balance - End of the period, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 2.03	$ 3.61
Deferred Stock Units DSU's [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the period, Number (in shares) | Period	212,000	161,000
Granted, Number (in shares) | Period	120,000	150,000
Exercised, Number (in shares) | Period	(159,000)	(99,000)
Canceled/Forfeited, Number (in shares) | Period
Expired, Number (in shares) | Period
Balance - End of the period, Number (in shares) | Period	173,000	212,000
Employee Stock Option CAD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the period, Number (in shares) | Period	441	869
Granted, Number (in shares) | Period
Exercised, Number (in shares) | Period
Canceled/Forfeited, Number (in shares)
Expired, Number (in shares)	(431)	(428)
Balance - End of the period, Number (in shares) | Period	10	441
Balance - Beginning of the period, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 912.00	$ 743.56
Granted, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Canceled/Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares
Expired, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	912.00	570.00
Balance - End of the period, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 912.00	$ 912.00